Cover	Sep. 30, 2025
Cover [Abstract]
Entity Registrant Name	USBC, INC.
Entity Central Index Key	0001074828
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 30, 2025
Entity File Number	001-37479
Entity Tax Identification Number	90-0273142
Entity Address Postal Zip Code	89501
City Area Code	775
Local Phone Number	239-7673
Entity Address Address Line 1	300 E 2nd Street
Entity Address Address Line 2	15th Floor
Entity Address City Or Town	Reno
Entity Address State Or Province	NV
Entity Incorporation State Country Code	NV
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001
Trading Symbol	USBC
Security Exchange Name	NYSE